Accounting Policies, by Policy (Q2) (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation and Preparation

Vision has prepared the condensed consolidated financial statements included herein according to generally accepted accounting principles in the United States of America (“U.S. GAAP”), without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and include, in the opinion of management, all adjustments (normal and recurring) that it considers necessary for a fair presentation of such information. Vision has condensed or omitted certain information and footnote disclosures normally included in financial statements pursuant to those rules and regulations. Vision believes, however, that its disclosures are adequate to make the information presented not misleading.

The results for the interim periods presented are not necessarily indicative of results to be expected for the full fiscal year. Please read these condensed consolidated financial statements in conjunction with the consolidated financial statements and the related notes for the fiscal year ended March 31, 2014 below.

Vision designs, develops, manufactures, and markets products for endoscopy – the science of using an instrument, known as an endoscope to provide minimally invasive access to areas not readily visible to the human eye. Vision’s products are sold throughout the world through direct sales representatives in the U.S. and independent distributors for the rest of the world. With respect to its ureteroscope, Vision is the exclusive supplier to the Endoscopy Division of Stryker Corporation (“Stryker”). Vision’s largest geographic markets are the U.S. and Europe.

Vision was incorporated in Delaware, and is the successor to operations originally begun in 1987. In December 1990, Machida Incorporated (“Machida”) became its wholly-owned subsidiary. Vision owns the registered trademarks Vision Sciences®, Slide-On®, EndoSheath®, EndoWipe® and The Vision System®. Not all products referenced in this report are approved or cleared for sale, distribution, or use.

Vision has two reportable segments: medical and industrial. Each of these operating segments has unique characteristics and faces different opportunities and challenges.

Vision’s medical segment designs, manufactures and sells its advanced line of endoscopy-based products, including its flexible endoscopes, and its EndoSheath technology referred to as a sheath or EndoSheath disposable, for a variety of specialties and markets.

Vision’s industrial segment, through its wholly-owned subsidiary Machida, designs, manufactures, and sells borescopes to a variety of users, primarily in the aircraft engine manufacturing and aircraft engine maintenance industries. A borescope is an instrument that uses optical fibers or a small camera for the visual inspection of narrow cavities. Machida’s borescopes are used to inspect aircraft engines, cast parts and ground turbines, among other items.

Liquidity and Capital Resources

Vision has incurred substantial operating losses since its inception and there can be no assurance that it will ever achieve or sustain a profitable level of operations in the future. Vision anticipates that it will continue to incur negative cash flows from operations during fiscal 2015, driven by continued investment in a direct sales force for the U.S. market, spending for marketing, revitalizing a research and development pipeline, and general business operations. As of March 31, 2014, Vision had cash and cash equivalents totaling approximately $1.2 million. Vision expects that its cash at March 31, 2014, together with the $5.0 million of capital to be made available to Vision, subject to certain conditions and an expiration date of July 1, 2015, under a letter agreement dated May 29, 2014 from Lewis C. Pell, its Chairman, should be sufficient to fund its operations through at least March 31, 2015. However, if Vision’s performance expectations fall short (including its failure to generate expected levels of sales) or its expenses exceed expectations, or if the commitment under the Letter Agreement becomes unavailable or expires, Vision will need to secure additional financing and/or reduce its expenses to continue its operations. Vision’s failure to do so would have a material adverse impact on its prospects and financial condition. There can be no assurance that any contemplated additional financing will be available on terms acceptable to Vision, if at all. If required, Vision believes it would be able to reduce its expenses to a sufficient level to continue to operate as a going concern.

Liquidity Disclosure [Policy Text Block]

Liquidity and Capital Resources

Vision has incurred substantial operating losses since its inception and there can be no assurance that it will ever achieve or sustain a profitable level of operations in the future. Vision anticipates that it will continue to incur negative cash flows from operations during the remainder of fiscal 2015, driven by continued investment in a direct sales force for the U.S. market, spending for marketing, revitalizing a research and development pipeline, and general business operations. As of September 30, 2014, Vision had cash and cash equivalents totaling approximately $1.4 million. On June 16, 2014, Vision issued a convertible promissory note to Lewis C. Pell, its Chairman, or the 2014 Note, that allowed Vision to borrow up to $5.0 million up to June 15, 2019. The 2014 Note was issued in accordance with a letter agreement dated May 29, 2014 with Mr. Pell, or the Prior Letter Agreement, that provided for up to $5.0 million of capital to be made available to Vision from Mr. Pell, subject to certain conditions and an expiration date of July 1, 2015. The Prior Letter Agreement was then terminated. As of September 30, 2014, Vision had $2.0 million in principal outstanding under the 2014 Note. On October 24, 2014 an additional $1.0 million was drawn on the 2014 Note. Pursuant to a letter agreement dated October 28, 2014 with Mr. Pell, or the Existing Letter Agreement, Mr. Pell has agreed to provide financial assistance to Vision in the amount of up to $2.5 million, if necessary to support Vision’s operations, for a period ending on the earlier of (i) January 1, 2016 or (ii) Vision raising debt or equity capital in the amount of $2.5 million or more. This financial assistance, if drawn by us, would be in the form of an additional loan, share purchase, or financing transaction, on such terms as Vision and Mr. Pell may determine. Vision has not utilized the Existing Letter Agreement. Vision expects that its cash at September 30, 2014, together with $3.0 million remaining to be drawn under the 2014 Note at September 30, 2014, plus the $2.5 million of capital to be made available to Vision under the Existing Letter Agreement, subject to certain conditions and an expiration date of January 1, 2016, should be sufficient to fund its operations through at least December 31, 2015. However, if Vision’s performance expectations fall short (including its failure to generate expected levels of sales) or its expenses exceed expectations, or if the commitment under the 2014 Note or the Existing Letter Agreement become unavailable, Vision will need to secure additional financing and/or reduce its expenses to continue its operations. Vision’s failure to do so would have a material adverse impact on its prospects and financial condition. There can be no assurance that any contemplated additional financing will be available on terms acceptable to Vision, if at all. If required, Vision believes it would be able to reduce its expenses to a sufficient level to continue to operate as a going concern.

Summary of Significant Accounting Policies [Policy Text Block]

Summary of Significant Accounting Policies

Vision’s condensed consolidated financial statements are prepared in accordance with the rules and regulations of the SEC for interim reporting and U.S. GAAP. These accounting principles require Vision to make certain estimates, judgments and assumptions. Vision believes that the estimates, judgments and assumptions upon which it relies are reasonable, based upon information available to it at the time that these estimates, judgments and assumptions are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements as well as the reported amounts of revenues and expenses during the periods presented. To the extent there are any differences (other than nominal differences) between these estimates, judgments or assumptions and actual results, Vision’s financial statements will be affected.

In the opinion of Vision’s management, the accompanying unaudited condensed financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly, in all material respects, its financial position as of September 30, 2014 and the results of operations and cash flows for the three months and six months then ended. The results of operations and cash flows for the period ended September 30, 2014 are not necessarily indicative of the results of operations or cash flows to be expected for any subsequent quarter or the full fiscal year ending March 31, 2015. As of September 30, 2014, there have been no material changes to any of the significant accounting policies described in the notes to Vision’s consolidated financial statements for the fiscal year ended March 31, 2014.

The accompanying condensed consolidated financial statements reflect the accounts of Vision. All significant inter-company accounts and transactions have been eliminated in consolidation.

New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued new accounting guidance, namely (“ASU”) No. 2014-09, Revenue from Contracts with Customers, on revenue recognition. The new standard provides for a five-step model to be applied to all revenue contracts with customers as well as requires additional financial statement disclosures that will enable users to understand the nature, amount, timing and uncertainty of revenue and cash flows relating to customer contracts. Companies have an option to use either a retrospective approach or cumulative effect adjustment approach to implement the standard. There is no option for early adoption. For public entities, this ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2016. Vision is currently evaluating the impact of the new guidance on its condensed consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern, which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date on which the financial statements are issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. This ASU applies to all entities and is effective for annual periods ending after December 15, 2016 and interim periods thereafter, with early adoption permitted. Vision is currently evaluating the impact of the new guidance on its condensed consolidated financial statements.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

The carrying amounts reflected in Vision’s condensed consolidated balance sheets for cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses, accrued compensation, and capital lease obligations approximate fair value due to their short-term nature. The carrying value of Vision’s convertible debt – related party approximates fair value due to its attributes, which include, amongst others, interest and its conversion feature into common stock.

In determining the fair value of the convertible debt – related party, Vision analyzed its attributes (coupon rate, conversion price, and the percentage of market cap the face value of the debt instrument was prior to the announcement of the debt) as compared with public company convertible debt issuances in the healthcare industry. Vision determined the convertible debt was not issued at a discount as its fair value was equal to its face (carrying) value.

Fair Value Measurements

The carrying amounts reflected in Vision’s consolidated balance sheets for cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued expenses, accrued compensation, and capital lease obligations approximate fair value due to their short-term nature. The carrying value of Vision’s convertible debt – related party approximates fair value due to its attributes which include, amongst others, interest and its conversion feature into Vision common stock.

In determining the fair value of the convertible debt – related party, Vision analyzed its attributes (coupon rate, conversion price, and the percentage of market cap the face value of the debt instrument was prior to the announcement of the debt) as compared to public company convertible debt issuances for an eleven (11) to sixteen (16) month period in the healthcare industry. Vision determined the convertible debt was not issued at a discount as its fair value was equal to its face (carrying) value.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk

Concentration of credit risk with respect to accounts receivable relates to certain domestic and international customers to whom Vision makes substantial sales. To reduce risk, Vision routinely assesses the financial strength of its customers and, when appropriate, Vision obtains advance payments for its international sales. As a consequence, Vision believes that its accounts receivable credit risk exposure is limited. Vision maintains an allowance for potential credit losses, but historically Vision has not experienced any significant credit losses related to any individual customer or group of customers in any particular industry or geographic area.

The following table summarizes net sales to Vision’s significant customer, which accounted for more than 10% of total medical segment net sales and total accounts receivable, net:

	Three Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Medical segment
Stryker	$362	$1,201	$840	$2,346
Percentage of total medical segment net sales	11%	35%	13%	36%
Percentage of total net sales	9%	30%	11%	31%
	As of September 30, 2014	As of March 31, 2014
Percentage of total accounts receivable, net	11%	27%

Concentration of Credit Risk

Concentration of credit risk with respect to accounts receivable relates to certain domestic and international customers to whom Vision makes substantial sales. To reduce risk, Vision routinely assesses the financial strength of its customers and, when appropriate, Vision obtains advance payments for its international sales. As a consequence, Vision believes that its accounts receivable credit risk exposure is limited. Vision maintains an allowance for potential credit losses, but historically Vision has not experienced any significant credit losses related to any individual customer or group of customers in any particular industry or geographic area.

The following table summarizes net sales to Vision’s significant customers, which accounted for more than 10% of total segment net sales:

	Fiscal Year Ended March 31,
	2014	2013
Medical segment
Stryker	$4,911	$3,052
Percentage of total segment net sales	35%	26%
Percentage of total net sales	29%	20%
Percentage of total accounts receivable, net	27%	41%

Industrial segment
Pratt & Whitney, a division of United Technology Corporation	$527	$944
Percentage of total segment net sales	18%	26%
Percentage of total net sales	3%	6%
Percentage of accounts receivable, net	9%	2%